Capital increase (Tables)	6 Months Ended
Jun. 30, 2020
Capital increase
Summary of capital increases

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription rights	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)
On January 1, 2020	64,666,802	€287,282	€2,703,583	€2,990,865

March 17, 2020 : exercise of subscription rights	152,220	824	4,531	5,355	35.18	141.40

May 28, 2020 : exercise of subscription rights	435,540	2,356	15,558	17,914	41.13	186.60

On June 30, 2020	65,254,562	€290,462	€2,723,671	€3,014,133